Portfolio of Investments – as of April 30, 2025 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Australia — 5.6%
63,991	DigiCo Infrastructure REIT(a)	$110,529
21,364	Goodman Group	408,989
108,935	GPT Group	322,922
50,729	HMC Capital Ltd.	158,010
31,823	Lifestyle Communities Ltd.	145,362
126,096	Stockland	443,131
221,345	Vicinity Ltd.	334,752
		1,923,695
	Belgium — 0.5%
1,718	VGP NV	158,960
	Canada — 1.5%
68,120	Dream Industrial Real Estate Investment Trust	523,772
	France — 2.4%
2,651	Gecina SA	272,148
4,642	Klepierre SA	169,912
4,756	Unibail-Rodamco-Westfield(a)	402,619
		844,679
	Germany — 2.9%
6,200	LEG Immobilien SE	525,569
14,828	Vonovia SE	491,846
		1,017,415
	Hong Kong — 1.8%
28,766	Hongkong Land Holdings Ltd.	140,781
22,700	Link REIT	106,278
40,000	Sun Hung Kai Properties Ltd.	379,456
		626,515
	Japan — 8.3%
82	Comforia Residential REIT, Inc.	159,409
154	Daiwa House REIT Investment Corp.	257,946
278	GLP J-Reit	239,788
306	Invincible Investment Corp.	126,472
14,400	Mitsubishi Estate Co. Ltd.	252,950
106,087	Mitsui Fudosan Co. Ltd.	1,051,391
528	Nippon Building Fund, Inc.	490,094
552	Sekisui House Reit, Inc.	297,793
		2,875,843
	Netherlands — 0.7%
12,372	CTP NV	232,384
	Singapore — 2.5%
217,300	CapitaLand Ascendas REIT	442,783
251,423	Keppel DC REIT	415,966
		858,749
	Spain — 0.7%
20,092	Merlin Properties Socimi SA	227,849
	Sweden — 2.1%
84,892	Fastighets AB Balder, Class B(a)	610,241
7,743	Pandox AB	129,647
		739,888
Shares	Description	Value (†)
	United Kingdom — 4.8%
97,985	British Land Co. PLC	$515,485
36,263	Segro PLC	329,872
201,929	Tritax Big Box REIT PLC	386,267
35,688	UNITE Group PLC	410,021
		1,641,645
	United States — 64.6%
14,530	American Homes 4 Rent, Class A	543,277
5,700	AvalonBay Communities, Inc.	1,196,886
49,160	Brixmor Property Group, Inc.	1,224,576
53,230	Broadstone Net Lease, Inc.	861,261
23,460	CareTrust REIT, Inc.	686,674
24,130	Curbline Properties Corp.	552,336
8,860	Digital Realty Trust, Inc.	1,422,384
1,935	Equinix, Inc.	1,665,551
45,320	Highwoods Properties, Inc.	1,288,901
6,850	Iron Mountain, Inc.	614,240
92,590	LXP Industrial Trust	730,535
9,940	Mid-America Apartment Communities, Inc.	1,586,921
15,470	Prologis, Inc.	1,581,034
6,360	Public Storage	1,910,735
33,598	Realty Income Corp.	1,943,980
3,338	Ryman Hospitality Properties, Inc.	293,577
8,350	Simon Property Group, Inc.	1,314,123
19,360	Welltower, Inc.	2,954,142
		22,371,133
	Total Common Stocks (Identified Cost $32,555,450)	34,042,527

Principal Amount
Short-Term Investments — 1.7%
$601,107	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $601,149 on 5/01/2025 collateralized by $589,200 U.S. Treasury Note, 4.375% due 11/30/2028 valued at $613,310 including accrued interest(b) (Identified Cost $601,107)	601,107
	Total Investments — 100.1% (Identified Cost $33,156,557)	34,643,634
	Other assets less liabilities — (0.1)%	(33,939)
	Net Assets — 100.0%	$34,609,695

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,923,695	$ —	$1,923,695
Belgium	—	158,960	—	158,960
France	—	844,679	—	844,679
Germany	—	1,017,415	—	1,017,415
Hong Kong	—	626,515	—	626,515
Japan	—	2,875,843	—	2,875,843
Netherlands	—	232,384	—	232,384
Singapore	—	858,749	—	858,749
Spain	—	227,849	—	227,849
Sweden	—	739,888	—	739,888
United Kingdom	—	1,641,645	—	1,641,645
All Other Common Stocks(a)	22,894,905	—	—	22,894,905
Total Common Stocks	22,894,905	11,147,622	—	34,042,527
Short-Term Investments	—	601,107	—	601,107
Total Investments	$22,894,905	$11,748,729	$—	$34,643,634

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at April 30, 2025 (Unaudited)
Specialized REITs	17.7%
Retail REITs	17.4
Industrial REITs	13.5
Real Estate Management & Development	11.8
Residential REITs	11.4
Health Care REITs	10.5
Diversified REITs	8.5
Office REITs	5.9
Other Investments, less than 2% each	1.7
Short-Term Investments	1.7
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%

Currency Exposure Summary at April 30, 2025 (Unaudited)
United States Dollar	66.7%
Japanese Yen	8.3
Euro	7.2
Australian Dollar	5.6
British Pound	4.8
Singapore Dollar	2.5
Swedish Krona	2.1
Other, less than 2% each	2.9
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%